SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement [Line Items]
Net loss from continuing operations for the period	$ (145)	$ (4,886)	$ (5,670)	$ (6,327)
Earning loss Per Share [Member]
Statement [Line Items]
Net loss from continuing operations for the period	(214)	(4,587)	(4,686)	(5,930)
Net loss for the period	$ (214)	$ (4,589)	$ (4,686)	$ (6,097)
Basic weighted average number of shares outstanding	101,559,946	87,093,054	99,457,201	81,027,129
Diluted weighted average number of shares outstanding	101,559,946	87,093,054	99,457,201	81,027,129
Basic loss from continuing operations per share	$ (0.00)	$ (0.05)	$ (0.05)	$ (0.07)
Diluted loss from continuing operations per share	(0.00)	(0.05)	(0.05)	(0.07)
Basic loss per share	(0.00)	(0.05)	(0.05)	(0.08)
Diluted loss per share	$ (0.00)	$ (0.05)	$ (0.05)	$ (0.08)